RECEIVABLES	6 Months Ended
Jun. 30, 2020
Receivables [Abstract]
RECEIVABLES	RECEIVABLES
Financing Receivables, net
A summary of financing receivables as of June 30, 2020 and December 31, 2019 is as follows:

	June 30, 2020	December 31, 2019
	(in millions)
Retail	$8,545	$9,218
Wholesale	8,674	10,081
Other	160	129
Total	$17,379	$19,428
The Company assesses and monitors the credit quality of its portfolio based on whether a receivable is classified as Performing or Non-Performing. Financing receivables are considered past due if the required principal and interest payments have not yet been received as of the contractual payment due date. Delinquency is reported in financing receivables greater than 30 days past due. Non-performing financing receivables represent loans for which the Company has ceased accruing finance income. These receivables are generally 90 days delinquent. Finance income for non-performing receivables is recognized on a cash basis. Accrued interest is charged-off to Interest income. Interest income charged-off was not material for the three and six months ended June 30, 2020. Accrual of finance income is resumed when the receivable becomes contractually current and collections are reasonably assured. As the terms for retail financing receivables are greater than one year, the performing/non-performing information is presented by year of origination for North America, South America and Rest of World.
The aging of financing receivables as of June 30, 2020 and December 31, 2019 is as follows (in millions):

	31-60 Days Past Due	61-90 Days Past Due	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America
2020					$1,226	$—	$1,226
2019					1,993	2	1,995
2018					1,356	2	1,358
2017					751	2	753
2016					409	2	411
Prior to 2016					216	2	218
Total	$12	$—	$12	$5,939	$5,951	$10	$5,961
South America
2020					$390	$—	$390
2019					497	6	503
2018					329	7	336
2017					186	4	190
2016					95	2	97
Prior to 2016					80	4	84
Total	$62	$1	$63	$1,514	$1,577	$23	$1,600
Rest of World
2020					$245	$—	$245
2019					255	—	255
2018					192	1	193
2017					124	1	125
2016					47	1	48
Prior to 2016					5	—	5
Total	$5	$5	$10	$858	$868	$3	$871
Europe	$—	$—	$—	$113	$113	$—	$113
Total Retail	$79	$6	$85	$8,424	$8,509	$36	$8,545
Wholesale
North America	$—	$—	$—	$3,221	$3,221	$22	$3,243
South America	—	—	—	587	587	39	626
Rest of World	4	1	5	501	506	3	509
Europe	18	13	31	4,257	4,288	8	4,296
Total Wholesale	$22	$14	$36	$8,566	$8,602	$72	$8,674
The above aging table is not necessarily reflective of the potential credit risk in the portfolio due to payment schedules changes granted by the Company and government stimulus policies benefiting the Company's dealers and end-use customers.

	December 31, 2019
	31-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America	$24	$4	$—	$28	$6,123	$6,151	$16	$6,167
Europe	—	—	—	—	136	136	—	136
South America	9	2	6	17	1,974	1,991	18	2,009
Rest of World	3	1	2	6	900	906	—	906
Total Retail	$36	$7	$8	$51	$9,133	$9,184	$34	$9,218
Wholesale
North America	$—	$—	$—	$—	$3,641	$3,641	$26	$3,667
Europe	24	9	7	40	4,857	4,897	—	4,897
South America	2	—	1	3	829	832	55	887
Rest of World	5	3	6	14	616	630	—	630
Total Wholesale	$31	$12	$14	$57	$9,943	$10,000	$81	$10,081
Allowance for credit losses activity for the three and six months ended June 30, 2020 and 2019 is as follows (in millions):

	Three Months Ended June 30, 2020
	Retail	Wholesale
Opening balance	$314	$144
Provision	34	15
Charge-offs, net of recoveries	(24)	(1)
Foreign currency translation and other	2	1
Ending balance	$326	$159

	Six Months Ended June 30, 2020
	Retail	Wholesale
Opening Balance, as previously reported	$299	$159
Adoption of ASC 326	35	(9)
Opening Balance, as recast	334	150
Provision	54	17
Charge-offs, net of recoveries	(44)	(1)
Foreign currency translation and other	(18)	(7)
Ending Balance	$326	$159
At June 30, 2020, the allowance for credit losses includes a reserve build primarily due to a weaker economic outlook related to the COVID-19 pandemic. As this situation has rapidly evolved and is fluid, there is significant subjectivity in the Company's assessment. The Company continues to monitor the situation and will update the macroeconomic factors and qualitative factors in future periods, as warranted. The provision for credit losses is included in selling, general, and administrative expenses.

	Three Months Ended June 30, 2019
	Retail	Wholesale
Opening Balance	$317	$157
Provision	15	4
Charge-offs, net of recoveries	(16)	(4)
Foreign Currency Translation and Other	3	1
Ending Balance	$319	$158

	Six Months Ended June 30, 2019
	Retail	Wholesale
Opening Balance	$326	$164
Provision	23	1
Charge-offs, net of recoveries	(27)	(6)
Foreign Currency Translation and Other	(3)	(1)
Ending Balance	$319	$158
Allowance for credit losses activity for the year ended December 31, 2019 is as follows (in millions):

	December 31, 2019
	Retail	Wholesale
Opening Balance	$326	$164
Provision	44	12
Charge-offs, net of recoveries	(51)	(18)
Foreign Currency Translation and Other	(20)	1
Ending Balance	$299	$159

Troubled Debt Restructurings
A restructuring of a receivable constitutes a troubled debt restructuring (“TDR”) when a lender grants a concession it would not otherwise consider to a borrower that is experiencing financial difficulties. As a collateral-based lender, the Company typically will repossess collateral in lieu of restructuring receivables. As such, for retail receivables, concessions are typically provided based on bankruptcy court proceedings. For wholesale receivables, concessions granted may include extended contract maturities, inclusion of interest-only periods, modification of a contractual interest rate to a below market interest rate and waiving of interest and principal.
TDRs are reviewed along with other receivables as part of management’s ongoing evaluation of the adequacy of the allowance for credit losses. The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of the collateral. In determining collateral value, the Company estimates the current fair market value of the equipment collateral and considers credit enhancements such as additional collateral and third-party guarantees.
Before removing a receivable from TDR classification, a review of the borrower is conducted. If concerns exist about the future ability of the borrower to meet its obligations based on a credit review, the TDR classification is not removed from the receivable.
As of June 30, 2020, the Company had 275 retail and finance lease contracts classified as TDRs where a court in North America has determined the concession. The pre-modification value was $9 million and the post-modification value was $8 million. Additionally, the Company had 330 accounts with a balance of $21 million in North America undergoing bankruptcy proceedings where a concession has not yet been determined. As of June 30, 2019, the Company had 272 retail and finance lease contracts classified as TDRs where a court in North America has determined the concession. The pre-modification value was $10 million and the post-modification value was $9 million. Additionally, the Company had 381 accounts with a balance of $16 million in North America undergoing bankruptcy proceedings where a concession has not yet been determined. As the outcome of the bankruptcy cases is determined by a court based on available assets, subsequent re-defaults are unusual and were not material for retail and finance lease contracts that were modified in a TDR during the previous twelve months ended June 30, 2020 and 2019.
As of June 30, 2020 and 2019, the Company had retail and finance lease receivable contracts classified as TDRs in Europe. The pre-modification value was $78 million and $98 million, respectively, and the post-modification value was $71 million and $91 million, respectively. Subsequent re-defaults were not material for retail and finance lease receivable contracts that were modified in a TDR during the previous twelve months ended June 30, 2020 and 2019.
As of June 30, 2020 and 2019, the Company’s wholesale TDR were immaterial.
Transfers of Financial Assets
The Company transfers a number of its financial receivables to securitization programs or factoring transactions.
A securitization transaction entails the sale of a portfolio of receivables to a securitization vehicle. This special purpose entity (“SPE”) finances the purchase of the receivables by issuing asset-backed securities (i.e. securities whose repayment and interest flow depend upon the cash flow generated by the portfolio). SPEs utilized in securitizations differ from other entities included in the Company’s condensed consolidated financial statements because the assets they hold are legally isolated. For bankruptcy analysis purposes, the
Company has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs creditors. The SPEs have ownership of cash balances that also have restrictions for the benefit of the SPEs’ investors. The Company’s interests in the SPEs’ receivables are subordinate to the interests of third party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay the Company’s creditors until all obligations of the SPE have been fulfilled.
These securitization trusts were determined to be VIEs, and consequently, the Company has consolidated these trusts. In its role as servicer, the Company has the power to direct the trusts’ activities. Through its retained interests, the Company has an obligation to absorb certain losses or the right to receive certain benefits that could potentially be significant to the trusts.
No recourse provisions exist that allow holders of the asset-backed securities issued by the trusts to put those securities back to the Company although the Company provides customary representations and warranties that could give rise to an obligation to repurchase from the trusts any receivables for which there is a breach of the representations and warranties. Moreover, the Company does not guarantee any securities issued by the trusts. The trusts have a limited life and generally terminate upon final distribution of amounts owed to investors or upon exercise of a cleanup-call option by the Company in its role as servicer.
Furthermore, factoring transactions may be either with recourse or without recourse; certain without recourse transfers include deferred payment clauses (for example, when the payment by the factor of a minor part of the purchase price is dependent on the total amount collected from the receivables), requiring first loss cover, meaning that the transferor takes priority participation in the losses, or requires a significant exposure to the cash flows arising from the transferred receivables to be retained. These types of transactions do not qualify for the derecognition of the assets since the risks and rewards connected with collection are not substantially transferred, and, accordingly, the Company continues to recognize the receivables transferred by this means in its balance sheet and a financial liability of the same amount under asset-backed financing.
At June 30, 2020 and December 31, 2019, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	June 30, 2020	December 31, 2019
Retail note and finance lease receivables	$5,813	$6,340
Wholesale receivables	6,415	7,266
Total	$12,228	$13,606